Consolidated Balance Sheets (Parenthetical) - $ / shares shares in Thousands	Jan. 02, 2016	Jan. 03, 2015
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	50,000	50,000
Common stock, shares issued	12,488	12,633
Common stock, shares outstanding	12,488	12,633